Equity Incentive Plans - Additional Information (Detail) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 22, 2016	Oct. 31, 2017	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 12, 2010
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vesting period				48 months
Stock options vesting description				Options granted to employees on or after December 5, 2013 generally vest in installments of (i) 25% at the one year anniversary and (ii) in either 36 equal monthly or 12 equal quarterly installments beginning in the thirteenth month after the initial vesting commencement date (as defined) subject to the employee’s continuous service with the Company.
Number of shares granted				2,940,444	1,380,463	210,970
Exercise price per share				$ 6.94	$ 3.26	$ 4.82
Estimated fair values of common stock, per share				$ 14.00			$ 1.71
Unrecognized compensation expense				$ 10,415,787	$ 2,910,870	$ 1,673,110
Estimated weighted-average period to recognize				3 years 1 month 20 days	2 years 10 months 6 days	2 years 4 months 9 days
Future amortization of unearned share-based compensation costs, 2018				$ 4,693,212
Future amortization of unearned share-based compensation costs, 2019				2,548,514
Future amortization of unearned share-based compensation costs, 2020				1,949,248
Future amortization of unearned share-based compensation costs, 2021				$ 1,224,813
Common stock reserved for future issuance				7,983,327	31,198,244	26,644,634
Frist Anniversary [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vesting percentage				25.00%
Second Anniversary [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vesting percentage				25.00%
Third Anniversary [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vesting percentage				25.00%
Fourth Anniversary [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vesting percentage				25.00%
Equity Incentive Plan 2010 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for issuance			6,188,466
Precentage of voting shares			10.00%
Options expire from issuance date			10 years
Number of shares granted	93,762
Exercise price per share	$ 3.76
Exercise price range, lower range limit	6.81
Exercise price range, higher range limit	$ 6.89
Equity Incentive Plan 2010 [Member] | Executive [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vested and exercisable percentage				50.00%
Equity Incentive Plan 2010 [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of estimated fair value per share of common stock on the date of grant			100.00%
Equity Incentive Plan 2010 [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage price of each share of the fair value on date of grant			110.00%
2017 Stock Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for issuance		1,359,587
Precentage of voting shares		4.00%
Number of shares available for future grant		299,568
Shares issuable increased during the period		4,219,409
Common Stock Issuance Description				Equal to the lowest of 4,219,409 shares of common stock, 4.0% of the number of shares of common stock outstanding on the first day of the fiscal year and an amount determined by the board of directors.
Common stock reserved for future issuance				1,682,596
2017 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares reserved for issuance		468,823
Precentage of voting shares				1.00%
2017 Employee Stock Purchase Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance				937,646